-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  GROWTH FUND
                              ---------------------

                              SEMIANNUAL REPORT

                              June 30, 2000

                              --------------------
                                 WHAT'S INSIDE
                              --------------------

                              INVESTMENT UPDATE

                              About the fund, economy and markets


                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                       -------------------

                                                          [DALBAR LOGO]

                                                       -------------------

                                                          For Excellence
[Logo] STATE STREET RESEARCH                                in Service

STATE STREET RESEARCH GROWTH FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a 4.8% pace during the first quarter of 2000, down significantly from the end of last year. Early indicators suggested that growth had slowed in the second quarter. However, the Department of Commerce reported growth at a slightly higher 5.2%.

o The Federal Reserve Board raised short-term interest rates three times during the six- month period. The federal funds rate now stands at 6.5%.

o Unemployment edged up to 4.1% toward the end of the period, the first increase in four years. Retail sales, car buying and housing starts all cooled considerably as consumer confidence weakened slightly.

THE MARKETS
o Equity markets trended downward over the first half of 2000. Stocks were volatile, and all key market indices ended lower. The Nasdaq sunk into bear market territory, ending the second quarter at -2.4%, while the S&P 500 returned -0.4%.(1)

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell from 6.4% to 6.0%. However, bond market performance was generally lackluster during the period. Mortgage bonds remained steady, but high yield and corporate bonds were weak.

THE FUND

OVER THE PAST SIX MONTHS

o For the six months ended June 30, 2000, Class A shares of State Street Research Growth Fund returned 4.85% (does not reflect sales charge).(2) The fund outperformed the Russell 1000 Growth Index, which gained 4.23% over the same period.(1)

o The fund's investment in biotechnology, consumer discretionary, financial service and energy stocks helped performance.

o The fund's investments in technology produced strong results, despite the volatility in the sector that commenced in March.

CURRENT STRATEGY
o We increased our exposure to technology to its benchmark weight in the index -- approximately 44%.

o We also overweighted our exposure to financial services, health care and consumer staples stocks.

June 30, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large-company index) that show above average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.
(2) 4.51% for Class B(1) shares; 4.51% for Class B shares; 4.60% for Class C shares; 5.04% for Class S shares.
(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. During the periods prior to 1993 that shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current, continuous public offering.
(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.
(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2000)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
---------------------------------------------------------------------------
                     LIFE OF FUND
                   (since 3/24/61)      10 YEARS      5 YEARS       1 YEAR
---------------------------------------------------------------------------
Class A                 10.98%         13.55%       17.93%           25.62%
---------------------------------------------------------------------------
Class B(1)              10.99%         13.59%       18.28%           27.33%
---------------------------------------------------------------------------
Class B                 10.98%         13.58%       18.26%           27.36%
---------------------------------------------------------------------------
Class C                 10.99%         13.60%       18.50%           31.47%
---------------------------------------------------------------------------
Class S                 11.19%         14.42%       19.67%           33.81%
---------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(4)
---------------------------------------------------------------------------
                     LIFE OF FUND
                   (since 3/24/61)      10 YEARS      5 YEARS       1 YEAR
---------------------------------------------------------------------------
Class A                 11.14%         14.22%       19.33%           33.29%
---------------------------------------------------------------------------
Class B(1)              10.99%         13.59%       18.48%           32.33%
---------------------------------------------------------------------------
Class B                 10.98%         13.58%       18.46%           32.36%
---------------------------------------------------------------------------
Class C                 10.99%         13.60%       18.50%           32.47%
---------------------------------------------------------------------------
Class S                 11.19%         14.42%       19.67%           33.81%
---------------------------------------------------------------------------

                            TOP 10 STOCK POSITIONS
                            (by percentage of net assets)

          1 CISCO SYSTEMS Computer network products               6.1%
          2 INTEL Semiconductor chips                             5.9%
          3 EMC Computer storage systems                          5.4%
          4 PFIZER Pharmaceuticals                                4.1%
          5 TYCO INTERNATIONAL Diversified manufacturer           3.9%
          6 ANALOG DEVICES Semiconductor components               3.8%
          7 NOKIA Telecommunications                              3.6%
          8 ACE Insurance                                         3.5%
          9 TERADYNE Production technology equipment              3.5%
         10 SUN MICROSYSTEMS Computer technology                  3.4%

These securities represent an aggregate of 43.2% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

                  TOP 5 INDUSTRIES
                  (by percentage of net assets)

                  DRUGS & BIOTECHNOLOGY                     15.0%
                  COMPUTER TECHNOLOGY                       10.8%
                  SEMI-CONDUCTORS/COMPONENTS                 9.6%
                  COMMUNICATIONS TECHNOLOGY                  9.0%
                  ELECTRONICS                                7.9%

                  Total 52.3%

STATE STREET RESEARCH GROWTH FUND
------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

------------------------------------------------------------------------------------------------------
                                                                                              VALUE
                                                                         SHARES              (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 6.0%
ADVERTISING AGENCIES 2.1%
Omnicom Group Inc. ............................................          81,700           $  7,276,406
                                                                                          ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 2.7%
AMFM Inc.* ....................................................         139,400              9,618,600
                                                                                          ------------
RETAIL 1.2%
Target Corp. ..................................................          75,000              4,350,000
                                                                                          ------------
Total Consumer Discretionary ..................................                             21,245,006
                                                                                          ------------
CONSUMER STAPLES 6.3%
BEVERAGES 2.6%
Anheuser-Busch Companies, Inc. ................................          50,000              3,734,375
Coca-Cola Co. .................................................          95,200              5,468,050
                                                                                          ------------
                                                                                             9,202,425
                                                                                          ------------
DRUG & GROCERY STORE CHAINS 2.7%
CVS Corp. .....................................................          76,200              3,048,000
Safeway Inc.* .................................................         145,200              6,552,150
                                                                                          ------------
                                                                                             9,600,150
                                                                                          ------------
HOUSEHOLD PRODUCTS 1.0%
Colgate-Palmolive Co. .........................................          60,000              3,592,500
                                                                                          ------------
Total Consumer Staples ........................................                             22,395,075
                                                                                          ------------
FINANCIAL SERVICES 7.0%
INSURANCE 3.6%
Ace Ltd. ......................................................         452,100             12,658,800
                                                                                          ------------
MISCELLANEOUS FINANCIAL 3.4%
Ambac Financial Group, Inc. ...................................          95,800              5,251,037
Citigroup, Inc. ...............................................         114,975              6,927,244
                                                                                          ------------
                                                                                            12,178,281
                                                                                          ------------
Total Financial Services ......................................                             24,837,081
                                                                                          ------------
HEALTH CARE 17.2%
DRUGS & BIOTECHNOLOGY 15.0%
Amgen Inc.* ...................................................         145,200             10,200,300
Baxter International Inc. .....................................          70,000              4,921,875
Genentech, Inc.* ..............................................          50,400              8,668,800
Pfizer Inc. ...................................................         305,900             14,683,200
Pharmacia Corp. ...............................................         141,000              7,287,938
Schering-Plough Corp. .........................................         151,200              7,635,600
                                                                                          ------------
                                                                                            53,397,713
                                                                                          ------------
HOSPITAL SUPPLY 2.2%
Guidant Corp.* ................................................         160,800              7,959,600
                                                                                          ------------
Total Health Care .............................................                             61,357,313
                                                                                          ------------
OTHER 6.6%
MULTI-SECTOR 6.6%
General Electric Co. ..........................................         159,000              8,427,000
Honeywell International Inc.* .................................          32,300              1,088,106
Tyco International Ltd. .......................................         293,000             13,880,875
                                                                                          ------------
Total Other ...................................................                             23,395,981
                                                                                          ------------
OTHER ENERGY 3.5%
OFFSHORE DRILLING 2.7%
Transocean Sedco Forex Inc.* ..................................         183,100              9,784,406
                                                                                          ------------
OIL & GAS PRODUCERS 0.8%
Ocean Energy Inc.* ............................................         199,600              2,831,825
                                                                                          ------------
Total Other Energy ............................................                             12,616,231
                                                                                          ------------
PRODUCER DURABLES 3.5%
PRODUCTION TECHNOLOGY EQUIPMENT 3.5%
Teradyne Inc.* ................................................         172,000             12,642,000
                                                                                          ------------
Total Producer Durables .......................................                             12,642,000
                                                                                          ------------
TECHNOLOGY 44.2%
COMMUNICATIONS TECHNOLOGY 9.0%
Cisco Systems Inc.* ...........................................         344,100             21,871,856
Comverse Technology Inc.* .....................................          67,600              6,286,800
Corning Inc. ..................................................          15,000              4,048,125
                                                                                          ------------
                                                                                            32,206,781
                                                                                          ------------
COMPUTER SOFTWARE 6.9%
i2 Technologies Inc.* .........................................          62,400              6,506,175
Microsoft Corp.* ..............................................         147,400             11,792,000
Veritas Software Co.* .........................................          55,400              6,261,066
                                                                                          ------------
                                                                                            24,559,241
                                                                                          ------------
COMPUTER TECHNOLOGY 10.8%
Dell Computer Corp.* ..........................................         139,500              6,879,094
EMC Corp.* ....................................................         251,200             19,326,700
Sun Microsystems Inc.* ........................................         134,000             12,185,625
                                                                                          ------------
                                                                                            38,391,419
                                                                                          ------------
ELECTRONICS 7.9%
Kopin Corp.* ..................................................          69,500              4,812,875
Nokia Corp. ADR ...............................................         254,400             12,704,100
PE Corp.-Biosystems Group .....................................          29,700              1,956,487
Solectron Corp.* ..............................................         207,400              8,684,875
                                                                                          ------------
                                                                                            28,158,337
                                                                                          ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 9.6%
Analog Devices Inc.* ..........................................         177,400             13,482,400
Intel Corp. ...................................................         156,800             20,962,200
                                                                                          ------------
                                                                                            34,444,600
                                                                                          ------------
Total Technology ..............................................                            157,760,378
                                                                                          ------------
UTILITIES 1.4%
TELECOMMUNICATIONS 1.4%
Voicestream Wireless Corp.* ...................................          43,700              5,082,174
                                                                                          ------------
Total Utilities ...............................................                              5,082,174
                                                                                          ------------
Total Common Stocks (Cost $184,897,901) .......................                            341,331,239
                                                                                          ------------

SHORT-TERM INVESTMENTS 3.3%
AIM Liquid Assets Portfolio ...................................      11,820,842             11,820,842
                                                                                          ------------
Total Short-Term Investments (Cost $11,820,842) ...............                             11,820,842
                                                                                          ------------

------------------------------------------------------------------------------------------------------
                                                PRINCIPAL             MATURITY               VALUE
                                                 AMOUNT                DATE                (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 4.5%
American Express Credit Corp., 6.88% .........  $2,252,000            7/03/2000           $  2,252,000
American Express Credit Corp., 6.78% .........   4,353,000            7/07/2000              4,353,000
DaimlerChrysler N.A. Holding Corp., 6.78%        8,000,000            7/05/2000              8,000,000
Norwest Financial Inc., 6.75% ................   1,339,000            7/07/2000              1,339,000
                                                                                          ------------
Total Commercial Paper (Cost $15,944,000) .....................................             15,944,000
                                                                                          ------------
Total Investments (Cost $212,662,743) - 103.5%.................................            369,096,081
Other Assets, Less Liabilities - (3.5%) .......................................            (12,368,220)
                                                                                          ------------
Net Assets - 100.0% ...........................................................           $356,727,861
                                                                                          ============

Federal Income Tax Information:
At June 30, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $212,344,109 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost .........................................           $160,659,256
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value .........................................             (3,907,284)
                                                                                          ------------
                                                                                          $156,751,972
                                                                                          ============
------------------------------------------------------------------------------------------------------
* Non-income-producing securities.
ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $212,662,743) (Note 1) .........     $  369,096,081
Receivable for fund shares sold ............................            260,623
Dividends and interest receivable ..........................            119,400
Other assets ...............................................             25,791
                                                                 --------------
                                                                    369,501,895
LIABILITIES
Payable for collateral received on securities loaned .......         11,820,842
Accrued management fee (Note 2) ............................            292,167
Payable for fund shares redeemed ...........................            207,078
Accrued distribution and service fees (Note 4) .............            198,588
Payable to custodian .......................................            103,489
Accrued trustees' fees (Note 2) ............................             15,279
Other accrued expenses .....................................            136,591
                                                                 --------------
                                                                     12,774,034
                                                                 --------------
NET ASSETS                                                       $  356,727,861
                                                                 ==============
Net Assets consist of:
  Unrealized appreciation of investments ...................     $  156,433,338
  Accumulated net realized gain ............................         28,715,117
  Paid-in capital ..........................................        171,579,406
                                                                 --------------
                                                                 $  356,727,861
                                                                 ==============
Net Asset Value and redemption price per share of
  Class A shares ($45,695,253 / 3,681,734 shares) ..........             $12.41
                                                                         ======
Maximum Offering Price per share of Class A shares
  ($12.41 / .9425) .........................................             $13.17
                                                                         ======
Net Asset Value and offering price per share of
  Class B(1) shares ($19,283,005 / 1,652,555
  shares)* .................................................             $11.67
                                                                         ======
Net Asset Value and offering price per share of
  Class B shares ($65,465,704 / 5,612,420
  shares)* .................................................             $11.66
                                                                         ======
Net Asset Value and offering price per share of
  Class C shares ($6,330,772 / 542,582 shares)* ............             $11.67
                                                                         ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($219,953,127 / 17,486,395 shares) .......................             $12.58
                                                                         ======

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $7,313 ....................      $   584,637
Interest (Note 1) ............................................          432,755
                                                                    -----------
                                                                      1,017,392
EXPENSES
Management fee (Note 2) ......................................          836,283
Distribution and service fees - Class A (Note 4) .............           57,751
Distribution and service fees - Class B(1) (Note 4) ..........           73,255
Distribution and service fees - Class B (Note 4) .............          325,137
Distribution and service fees - Class C (Note 4) .............           31,470
Transfer agent and shareholder services (Note 2) .............          157,717
Custodian fee ................................................           57,650
Registration fees ............................................           32,561
Audit fee ....................................................           15,411
Reports to shareholders ......................................           15,357
Trustees' fees (Note 2) ......................................           15,279
Legal fee ....................................................            8,706
Miscellaneous ................................................           20,461
                                                                    -----------
                                                                      1,647,038
Fees paid indirectly (Note 2) ................................           (4,787)
                                                                    -----------
                                                                      1,642,251
                                                                    -----------
Net investment loss ..........................................         (624,859)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) .............       28,870,186
Net unrealized depreciation of investments ...................      (11,278,933)
                                                                    -----------
Net gain on investments ......................................       17,591,253
                                                                    -----------
Net increase in net assets resulting from operations .........      $16,966,394
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED
                                                           YEAR ENDED                JUNE 30, 2000
                                                        DECEMBER 31, 1999             (UNAUDITED)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ................................      $   (812,508)              $   (624,859)
Net realized gain on investments....................        16,242,875                 28,870,186
Net unrealized appreciation (depreciation) of
  investments ......................................        78,825,454                (11,278,933)
                                                          ------------               ------------
Net increase resulting from operations .............        94,255,821                 16,966,394
                                                          ------------               ------------

Distribution from capital gains:
  Class A ..........................................        (1,370,327)                   (90,461)
  Class B(1) .......................................          (405,499)                   (32,483)
  Class B ..........................................        (2,393,443)                  (146,015)
  Class C ..........................................          (249,652)                   (14,141)
  Class S ..........................................        (8,770,916)                  (462,124)
                                                          ------------               ------------
                                                           (13,189,837)                  (745,224)
                                                          ------------               ------------
Net increase from fund share transactions (Note 5) .         6,179,300                  6,367,306
                                                          ------------               ------------
Total increase in net assets........................        87,245,284                 22,588,476
NET ASSETS
Beginning of period ................................       246,894,101                334,139,385
                                                          ------------               ------------
End of period ......................................      $334,139,385               $356,727,861
                                                          ============               ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 2000

NOTE 1

State Street Research Growth Fund (the "Fund"), is a series of State Street Research Growth Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities believed by the Investment Adviser to have better than average growth potential over the years.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75%. From January 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual distribution and service fee equal to 0.30% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code.

C. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2000, the value of the securities loaned and the value of collateral were $11,483,967 and $11,820,842, respectively. During the six months ended June 30, 2000, income from securities lending amounted to $115,444 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into a contract that provides for an annual fee equal to 0.475% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2000, the fees pursuant to such agreement amounted to $836,283.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended June 30, 2000, the amount of such expenses was $72,540.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended June 30, 2000 the Fund's transfer agent fees were reduced by $4,787 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $15,279 during the six months ended June 30, 2000.

NOTE 3

For the six months ended June 30, 2000, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $82,312,394 and $89,261,485, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, beginning May 1, 2000, the Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2000, fees pursuant to such plans amounted to $57,751, $73,255, $325,137 and 31,470 for Class A, Class B(1), Class B and Class
C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $36,293 and $103,124, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 2000, and that MetLife Securities, Inc. earned commissions aggregating $159,756, $442 and $14 on sales of Class B(1), Class B and Class C shares, respectively, and that the Distributor collected contingent deferred sales charges of $25,327, $60,825 and $42 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

These transactions break down by share class as follows:

                                                                              SIX MONTHS ENDED
                                              YEAR ENDED                        JUNE 30, 2000
                                          DECEMBER 31, 1999                      (UNAUDITED)
                                    ------------------------------      -----------------------------
CLASS A                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       2,741,038      $  28,281,456        4,302,043       $ 52,394,882
Issued upon reinvestment of
  distributions from capital
  gains .......................         110,672          1,229,570            6,437             83,704
Shares redeemed ...............      (2,236,714)       (22,833,534)      (3,613,485)       (44,467,253)
                                     ----------       ------------       ----------       ------------
Net increase ..................         614,996       $  6,677,492          694,995       $  8,011,333
                                     ==========       ============       ==========       ============

CLASS B(1)                             SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         923,432       $  8,459,936          898,771       $ 10,513,237
Issued upon reinvestment of
  distributions from capital
  gains .......................          38,163            400,328            2,545             31,257
Shares redeemed................        (108,334)        (1,120,876)        (102,022)        (1,203,827)
                                     ----------       ------------       ----------       ------------
Net increase ..................         853,261       $  7,739,388          799,294       $  9,340,667
                                     ==========       ============       ==========       ============

CLASS B                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,205,073       $ 11,086,686          908,914       $ 10,541,621
Issued upon reinvestment of
  distributions from capital
  gains .......................         210,701          2,208,147           11,047            135,763
Shares redeemed ...............      (1,139,138)       (10,305,388)        (585,606)        (6,859,358)
                                     ----------       ------------       ----------       ------------
Net increase ..................         276,636       $  2,989,445          334,355       $  3,818,026
                                     ==========       ============       ==========       ============

CLASS C                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         184,076       $  1,710,572           40,922       $    481,358
Issued upon reinvestment of
  distributions from capital
  gains .......................          22,544            236,267            1,077             13,229
Shares redeemed ...............        (231,131)        (2,209,393)         (32,950)          (376,621)
                                     ----------       ------------       ----------       ------------
Net increase (decrease) .......         (24,511)      $   (262,554)           9,049       $    117,966
                                     ==========       ============       ==========       ============

CLASS S                                SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................          86,208       $    800,656           35,435       $    444,971
Issued upon reinvestment of
  distributions from capital
  gains .......................         326,292          3,667,519           15,852            210,233
Shares redeemed ...............      (1,643,227)       (15,432,646)      (1,254,229)       (15,575,890)
                                     ----------       ------------       ----------       ------------
Net decrease ..................      (1,230,727)      $(10,964,471)      (1,202,942)      $(14,920,686)
                                     ==========       ============       ==========       ============

STATE STREET RESEARCH GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                              CLASS A
                                 ---------------------------------------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31
                                                                                                               SIX MONTHS ENDED
                                 ------------------------------------------------------------------------       JUNE 30, 2000
                                  1995(a)         1996(a)         1997(a)         1998(a)         1999(a)       (UNAUDITED)(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                       7.09           7.02           7.17           7.07           8.90                11.86
                                   ----           ----           ----           ----           ----                 ----
  Net investment income
    (loss) ($)                     0.01          (0.03)         (0.00)         (0.03)         (0.03)               (0.02)
  Net realized and unrealized
    gain on investments ($)        2.30           0.93           0.68           1.86           3.47                 0.60
                                   ----           ----           ----           ----           ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                   2.31           0.90           0.68           1.83           3.44                 0.58
                                   ----           ----           ----           ----           ----                 ----
  Dividend from net investment
    income ($)                    (0.02)            --             --             --             --                   --
  Distributions from capital
    gains ($)                     (2.36)         (0.75)         (0.78)         (0.00)         (0.48)               (0.03)
                                   ----           ----           ----           ----           ----                 ----
TOTAL DISTRIBUTIONS ($)           (2.38)         (0.75)         (0.78)         (0.00)         (0.48)               (0.03)
                                   ----           ----           ----           ----           ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                       7.02           7.17           7.07           8.90          11.86                12.41
                                   ====           ====           ====           ====          =====                =====
Total return (%)(b)               32.57          12.65          10.14          25.90          38.98                 4.85(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                      2,379         15,181         16,470         21,098         35,418               45,695
Expense ratio (%)                  0.89           0.90           0.93           0.97           0.91                 0.93(d)
Expense ratio after expense
  reductions (%)                   0.89           0.90           0.93           0.96           0.90                 0.93(d)
Ratio of net investment income
  (loss) to average net
  assets (%)                       0.12          (0.34)         (0.05)         (0.37)         (0.32)               (0.34)(d)
Portfolio turnover rate (%)      234.43         237.85         258.99          39.27          42.19                24.20

                                                                                           CLASS B(1)
                                                                  --------------------------------------------------------
                                                                                                         SIX MONTHS ENDED
                                                                              YEAR ENDED                   JUNE 30, 2000
                                                                        DECEMBER 31, 1999(a)(e)           (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                           8.47                     11.19
                                                                                   ----                      ----
  Net investment loss ($)                                                         (0.10)                    (0.06)
  Net realized and unrealized gain on investments ($)                              3.30                      0.57
                                                                                   ----                      ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                               3.20                      0.51
                                                                                   ----                      ----
  Distributions from capital gains ($)                                            (0.48)                    (0.03)
                                                                                   ----                      ----
TOTAL DISTRIBUTIONS ($)                                                           (0.48)                    (0.03)
                                                                                   ----                      ----
NET ASSET VALUE, END OF PERIOD ($)                                                11.19                     11.67
                                                                                   ----                      ----
                                                                                   ----                      ----
Total return (%)(b)                                                               38.13                      4.51(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                         9,548                    19,283
Expense ratio (%)                                                                  1.66                      1.66(d)
Expense ratio after expense reductions (%)                                         1.65                      1.66(d)
Ratio of net investment loss to average net assets (%)                            (1.05)                    (1.07)(d)
Portfolio turnover rate (%)                                                       42.19                     24.20

--------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of shares class) to December 31, 1999.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B
                   -------------------------------------------------------------------------------------------------------
                                               YEARS ENDED DECEMBER 31                                    SIX MONTHS ENDED
                   ------------------------------------------------------------------------------           JUNE 30, 2000
                      1995(a)          1996(a)          1997(a)          1998(a)          1999(a)           (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)   7.02             6.89             6.96             6.79             8.47                11.18
                          ----             ----             ----             ----             ----                 ----
  Net investment
    loss ($)             (0.06)           (0.08)           (0.06)           (0.08)           (0.10)               (0.06)
  Net realized and
    unrealized gain on
    investments ($)       2.29             0.90             0.67             1.76             3.29                 0.57
                          ----             ----             ----             ----             ----                 ----
TOTAL FROM INVESTMENT
OPERATIONS ($)            2.23             0.82             0.61             1.68             3.19                 0.51
                          ----             ----             ----             ----             ----                 ----

  Distributions from
    capital gains ($)    (2.36)           (0.75)           (0.78)           (0.00)           (0.48)               (0.03)
                          ----             ----             ----             ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (2.36)           (0.75)           (0.78)           (0.00)           (0.48)               (0.03)
                          ----             ----             ----             ----             ----                 ----
NET ASSET VALUE,
  END OF PERIOD ($)       6.89             6.96             6.79             8.47            11.18                11.66
                          ====             ====             ====             ====            =====                =====
Total return (%) (b)      31.71            11.73             9.44            24.76            38.01                 4.51(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)   10,684           31,119           36,442           42,379           59,019               65,466
Expense ratio (%)         1.63             1.65             1.68             1.72             1.66                 1.66(d)
Expense ratio
  after expense
  reductions (%)          1.63             1.65             1.68             1.71             1.65                 1.66(d)
Ratio of net investment
  loss to average net
  assets (%)             (0.69)           (1.07)           (0.82)           (1.13)           (1.07)               (1.08)(d)

Portfolio turnover
  rate (%)              234.43           237.85           258.99            39.27            42.19                24.20

                                                                       CLASS C
                   --------------------------------------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31                                    SIX MONTHS ENDED
                   ------------------------------------------------------------------------------           JUNE 30, 2000
                      1995(a)          1996(a)          1997(a)          1998(a)          1999(a)           (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)   7.02             6.88             6.95             6.78             8.47                11.18
                          ----             ----             ----             ----             ----                 ----
  Net investment
    loss ($)             (0.06)           (0.08)           (0.06)           (0.08)           (0.10)               (0.06)
  Net realized and
    unrealized gain on
    investments ($)       2.28             0.90             0.67             1.77             3.29                 0.58
                          ----             ----             ----             ----             ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)          2.22             0.82             0.61             1.69             3.19                 0.52
                          ----             ----             ----             ----             ----                 ----
  Distributions from
    capital gains ($)    (2.36)           (0.75)           (0.78)           (0.00)           (0.48)               (0.03)
                          ----             ----             ----             ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (2.36)           (0.75)           (0.78)           (0.00)           (0.48)               (0.03)
                          ----             ----             ----             ----             ----                 ----
NET ASSET VALUE,
  END OF PERIOD ($)       6.88             6.95             6.78             8.47            11.18                11.67
                          ====             ====             ====             ====            =====                =====
Total return (%) (b)     31.57            11.89             9.30            24.94            38.01                 4.60(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)   2,117            5,584            4,562            4,727            5,967                6,331
Expense ratio (%)         1.63             1.65             1.68             1.72             1.66                 1.66(d)
Expense ratio
  after expense
  reductions (%)          1.63             1.65             1.68             1.71             1.65                 1.66(d)
Ratio of net
  investment loss
  to average net
  assets (%)             (0.67)           (1.07)           (0.79)           (1.13)           (1.07)               (1.08)(d)
Portfolio turnover
  rate (%)              234.43           237.85           258.99            39.27            42.19                24.20

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS S
                   --------------------------------------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31                                    SIX MONTHS ENDED
                   ------------------------------------------------------------------------------           JUNE 30, 2000
                      1995(a)          1996(a)          1997(a)          1998(a)          1999(a)           (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($) 7.08             7.02             7.18             7.11             8.97                12.00
                          ----             ----             ----             ----             ----                 ----
  Net investment
    income (loss) ($)     0.04            (0.00)            0.01            (0.01)           (0.01)               (0.00)
  Net realized and
    unrealized gain
    on investments ($)    2.29             0.92             0.70             1.87             3.52                 0.61
                          ----             ----             ----             ----             ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)          2.33             0.92             0.71             1.86             3.51                 0.61
                          ----             ----             ----             ----             ----                 ----
  Dividends from
    net investment
    income ($)           (0.03)           (0.01)              --               --               --                   --
  Distributions
    from capital gains
    ($)                  (2.36)           (0.75)           (0.78)           (0.00)           (0.48)               (0.03)
                          ----             ----             ----             ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (2.39)           (0.76)           (0.78)           (0.00)           (0.48)               (0.03)
                          ----             ----             ----             ----             ----                 ----
NET ASSET VALUE,
  END OF PERIOD ($)       7.02             7.18             7.11             8.97            12.00                12.58
                          ====             ====             ====             ====            =====                =====
Total return (%) (b)     33.02            12.74            10.54            26.18            39.46                 5.04(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period ($
  thousands)           186,689          177,147          164,689          178,691          224,188              219,953
Expense ratio (%)         0.64             0.65             0.68             0.72             0.66                 0.66(d)
Expense ratio
  after expense
  reductions (%)          0.64             0.65             0.68             0.71             0.65                 0.66(d)
Ratio of net
  investment
  income (loss) to
  average net
  assets (%)              0.43            (0.06)            0.19            (0.13)           (0.07)               (0.08)(d)
Portfolio turnover
  rate (%)              234.43           237.85           258.99            39.27            42.19                24.20

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research Growth Fund
("Fund"), a series of State Street Research Growth Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                                                      VOTES (MILLIONS OF SHARES)
                                                                                                   -------------------------------
ACTION ON PROPOSAL                                                                                     FOR     AGAINST     ABSTAIN
----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that may be
expended for the distribution of Class A shares ...................................................     1.3       0.2       0.1

CLASS B SHARES

The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that may be
expended for the distribution of Class A shares ...................................................     2.2       0.3       0.2

CLASS B(1) SHARES

The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that may be
expended for the distribution of Class A shares ...................................................     0.4       0.1       0.0

STATE STREET RESEARCH GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH GROWTH TRUST
----------------------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
GROWTH FUND                                Chairman of the Board,                 Interim Chief Operating Officer,
One Financial Center                       President, Chief Executive             Chief Financial Officer,
Boston, MA 02111                           Officer and Treasurer                  Chief Admimistrative
                                                                                  Officer and Director,
INVESTMENT ADVISER                         THOMAS P. MOORE                        State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       JAMES M. WEISS                         BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                KENNARD WOODWORTH, JR.                 President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       DOUGLAS A. ROMICH                      Former Senior Vice President
Boston, MA 02111                           Assistant Treasurer                    for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       FRANCIS J. MCNAMARA, III               State University
State Street Research                      Secretary and General Counsel
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              DARMAN A. WING                         Former Executive Vice President,
Boston, MA 02266-8408                      Assistant Secretary and                Chief Operating Officer and
1-87-SSR-FUNDS (1-877-773-8637)            Assistant General Counsel              Director, Hewlett-Packard
                                                                                  Company
CUSTODIAN                                  SUSAN E. BREEN
State Street Bank and                      Assistant Secretary                    SUSAN M. PHILLIPS
Trust Company                                                                     Dean, School of Business and
225 Franklin Street                        AMY L. SIMMONS                         Public Management, George
Boston, MA 02110                           Assistant Secretary                    Washington University; former
                                                                                  Member of the Board of Governors
LEGAL COUNSEL                                                                     of the Federal Reserve System and
Ropes & Gray                                                                      Chairman and Commissioner of
One International Place                                                           the Commodity Futures Trading
Boston, MA 02110                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President, Founders Investments Ltd.
                                                                                  President, The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH GROWTH FUND                            -------------------
One Financial Center                                              Bulk Rate
Boston, MA 02111                                                 U.S. Postage
                                                                     PAID
                                                                  Canton, MA
                                                                  Permit #313
                                                             -------------------





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[Logo] STATE STREET RESEARCH
(C) State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Growth Fund prospectus.

When used after September 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0801)SSR-LD                                     GF-2190-0800